SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collect-ability is reasonably assured. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as unearned revenue.

We recognize revenue for product sales upon shipment and when title is transferred to the customer. When the Company performs the installation of the product, revenue and cost of sales are recognized when the installation is complete. We have in the past earned a portion of our revenues from license fees and recorded those fees as income when we fulfilled our obligations under the particular agreement.

Terms of our sales generally provide for shipment from our facilities to customers FOB point of shipment. Title passes to customers at the time the products leave our warehouse.

The Company does not offer a general right of return on any of its sales and considers all sales as final. However, if a customer determines that a different system configuration would better suit their application, we will allow them to exchange the system and bill them the incremental cost, or credit them if there is a decrease in the system cost. While some sales are for evaluative purposes, they are still considered final sales. The customers’ evaluation is for them to determine if there is a benefit to them to outfit additional vehicles in their fleets.

The only potential post delivery obligation the Company might have is for the installation of the unit. However, the unit is typically delivered at the time of installation, and the billing is done when the installation is complete. Any discounts that are offered are done as a reduction of the invoiced amount at the time of billing. The Company does not utilize bill and hold. The Company does provide customers with a warranty; however, due to the low sales volume to date, the amount has not been material and is expensed as incurred.

Cash and Cash Equivalents

Cash and equivalents include cash on hand and cash in time deposits, certificates of deposit and all highly liquid debt instruments with original maturities of three months or less.  We maintain cash deposits at a bank located in California.  Deposits at this bank are insured by the Federal Deposit Insurance Corporation up to $250,000. We periodically have cash in bank in excess of FDIC insurance limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant risk on cash and cash equivalents.

Accounts Receivable

The Company grants credit to its customers generally in the form of short-term trade accounts receivable.  Accounts receivable are stated at the amount that management expects to collect from outstanding balances.  When appropriate, management provides for probable uncollectible amounts through an allowance for doubtful accounts.  Management primarily determines the allowance based on the aging of accounts receivable balances, historical write-off experience, customer concentrations, customer creditworthiness and current industry and economic trends.  Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.

Inventories

Inventories are valued at the lower of cost (first-in, first-out) or market, on a standard cost basis.  We review the components of inventory on a regular basis for excess or obsolete inventory based on estimated future usage and sales.  As further described in Note 3, due to continuing lower than projected sales, we are holding inventories in excess of what we expect to sell in the next fiscal year. As of August 31, 2011 and February 28, 2011, $2,089,276, and $2,274,013 respectively, of inventories are classified as long-term assets.

Property, Plant, and Equipment

Property, plant, and equipment, including leasehold improvements, are recorded at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets as follows:

Machinery and equipment	5 to 10 years
Furniture and fixtures	7 years

Improvements to leased property are amortized over the lesser of the life of the lease or the life of the improvements. Maintenance and minor replacements are charged to expense as incurred. Gains and losses on disposals are included in the results of operations.

Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial statement reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.  The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities.

We have significant income tax net operating losses; however, due to the uncertainty of the realize-ability of the related deferred tax asset and other deferred tax assets, a valuation allowance equal to the amount of deferred tax assets has been established at August 31, 2011 and February 28, 2011.

The impact of an uncertain tax position on the income tax return are recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. At August 31, 2011 and February 28, 2011, we had no unrecognized tax benefits.

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. As of August 31, 2011 and February 28, 2011, we have no accrued interest and penalties related to uncertain tax positions.

Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). In accordance with ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. We are currently evaluating the impact of this standard on our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the amendments in ASU 2011-04 to result in a change in the application of the requirements in Topic 820. ASU 2011-04 is effective prospectively for interim and annual reporting periods beginning after December 15, 2011. This ASU will become effective for the company beginning in the quarter ended January 31, 2012 and we do not expect an impact on our consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the 2010 financial statements to conform to the 2011 presentation.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

The Company’s revenue recognition policies are in compliance with Staff accounting bulletin (SAB) 104. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collect-ability is reasonably assured. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as unearned revenue.

We recognize revenue for product sales upon shipment and when title is transferred to the customer. When Aura performs the installation of the product, revenue and cost of sales are recognized when the installation is complete. We have in the past earned a portion of our revenues from license fees and recorded those fees as income when we fulfilled our obligations under the particular agreement.

Terms of our sales generally provide for Shipment from our facilities to customers FOB point of shipment. Title passes to customers at the time the products leave our warehouse.

The Company does not offer a general right of return on any of its sales and considers all sales as final. However, if a customer determines that a different system configuration would better suit their application, we will allow them to exchange the system and bill them the incremental cost, or credit them if there is a decrease in the system cost. While some sales are for evaluative purposes, they are still considered final sales. The customers’ evaluation is for them to determine if there is a benefit to them to outfit additional vehicles in their fleets.

The only potential post delivery obligation the Company might have is for the installation of the unit. However, the unit is typically delivered at the time of installation, and the billing is done when the installation is complete. Any discounts that are offered are done as a reduction of the invoiced amount at the time of billing. The Company does not utilize bill and hold. The Company does provide customers with a warranty; however, due to the low sales volume to date, the amount has not been material and is expensed as incurred.

Cash and Cash Equivalents

Cash and equivalents include cash on hand and cash in time deposits, certificates of deposit and all highly liquid debt instruments with original maturities of three months or less.  We maintain cash deposits at a bank located in California.  Deposits at this bank are insured by the Federal Deposit Insurance Corporation up to $250,000. We have not experienced any losses in such accounts and believe we are not exposed to any significant risk on cash and cash equivalents.

Accounts Receivable

The Company grants credit to its customers generally in the form of short-term trade accounts receivable.  Accounts receivable are stated at the amount that management expects to collect from outstanding balances.  When appropriate, management provides for probable uncollectible amounts through an allowance for doubtful accounts.  Management primarily determines the allowance based on the aging of accounts receivable balances, historical write-off experience, customer concentrations, customer creditworthiness and current industry and economic trends.  Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.

Inventories

Inventories are valued at the lower of cost (first-in, first-out) or market, on a standard cost basis.  We review the components of inventory on a regular basis for excess or obsolete inventory based on estimated future usage and sales.  As further described in Note 3, due to continuing lower than projected sales, we are holding inventories in excess of what we expect to sell in the next fiscal year. As of February 28, 2011 and February 28, 2010, $2,274,013, and $2,140,194 respectively, of inventories are classified as long-term assets.

Property, Plant, and Equipment

Property, plant, and equipment, including leasehold improvements, are recorded at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets as follows:

Machinery and equipment	5 to 10 years
Furniture and fixtures	7 years

Improvements to leased property are amortized over the lesser of the life of the lease or the life of the improvements. Maintenance and minor replacements are charged to expense as incurred. Gains and losses on disposals are included in the results of operations.

Patents and Trademarks

We capitalize the cost of obtaining or acquiring patents and trademarks. Amortization of patent and trademark costs is provided for by the straight-line method over the estimated useful lives of the assets.

Valuation of Long-Lived Assets

The Company accounts for the impairment of long-lived assets, such as fixed assets, patents and trademarks, under the provisions of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 360, “Property, Plant, and Equipment”, which establishes the accounting for impairment of long-lived tangible and intangible assets other than goodwill and for the disposal of a business. Pursuant to FASB ASC 360, we review for impairment when facts or circumstances indicate that the carrying value of long-lived assets to be held and used may not be recoverable. If such facts or circumstances are determined to exist, an estimate of the undiscounted future cash flows produced by the long-lived asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on various valuation techniques, including a discounted value of estimated future cash flows. We report impairment costs as a charge to operations at the time it is recognized. During the years ended February 28, 2011 and 2010, we determined that there was no impairment of long-lived assets.

Stock-Based Compensation

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, “Compensation – Stock Compensation”, which requires the measurement of all share-based payments to employees, including grants of employee stock options, using a fair value based method and the recording of such expense in the consolidated statements of operations.

The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with FASB ASC 505-50, “Equity Based Payments to Non-Employees”, whereas the fair value of the equity based compensation is based upon the measurement date as determined at the earlier of either (a) the date at which a performance commitment is reached or (b) at the date at which the necessary performance to earn the equity instruments is complete.

For the past several years and in accordance with established public company accounting practice, the Company has consistently utilized the Black-Scholes option-pricing model to calculate the fair value of stock options and warrants issued as compensation, primarily to management, employees, and directors.  The Black-Scholes option-pricing model is a widely-accepted method of valuation that public companies typically utilize to calculate the fair value of options and warrants that they issue in such circumstances.

Fair Value of Financial Instruments

We measure our financial assets and liabilities in accordance with the requirements of FASB ASC 825 “Financial Instruments”. The carrying values of accounts receivable, accounts payable, current notes payable, accrued expenses and other liabilities approximate fair value due to the short-term maturities of these instruments.  The carrying amounts of long-term convertible notes payable approximate their respective fair values because of their current interest rates payable and other features of such debt in relation to current market conditions.

Shipping and handling expenses

We record all shipping and handling billings to a customer as revenue earned for the goods provided in accordance with FASB ASC 605-45-45-19, “Shipping and Handling Fees and Costs”. We include shipping and handling expenses in selling, general and administrative expense. Shipping and handling expenses amounted to $166,271 and $139,170 for the years ended February 28, 2011 and 2010, respectively.

Advertising Expense

Advertising costs are charged to expense as incurred and were immaterial for the years ended February 28, 2011 and 2010.

Research and Development

Research and development costs are expensed as incurred. These costs include the expenses incurred in the development of products such as the 200amp ECU, the Tamgen (dual generator), the eight inch generator, the 30 kW unit and the refrigeration system. Additionally, we are exploring the possibility of developing a 125kW system

Income Taxes

We account for income taxes in accordance with FASB ASC 740, “Income Taxes”.  Under FASB ASC 740, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial statement reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.  The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities.

We have significant income tax net operating losses; however, due to the uncertainty of the realize-ability of the related deferred tax asset and other deferred tax assets, a valuation allowance equal to the amount of deferred tax assets has been established at February 28, 2011 and 2010.

FASB ASC 740 also provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax positions. A tax benefit from an uncertain position may be recognized only if it is “more likely than not” that the position is sustainable based on its technical merit.

Earnings (Loss) per Share

We utilize FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common shares available upon exercise of stock options and warrants using the treasury stock method, except for periods of operating loss for which no common share equivalents are included because their effect would be anti-dilutive.

Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Major Customers

During the year ended February 28, 2011, we conducted business with four major customers whose sales comprised 21.9%, 20.3%, 19% and 14.4% of net sales, respectively. As of February 28, 2011, these customers accounted for 79% of net accounts receivable.  During the year ended February 28, 2010, we conducted business with three major customers whose net sales comprised 18.1%, 14.5% and 13.1% of net sales, respectively. As of February 28, 2010, 34.4% of net accounts receivable were due from these customers.

Recently Issued Accounting Pronouncements

In March 2010, the Financial Accounting Standards Board (“FASB”) issued guidance related to revenue recognition for multiple element deliverables which eliminates the requirement that all undelivered elements must have objective and reliable evidence of fair value before a company can recognize the portion of the consideration that is attributable to items that already have been delivered. Under the new guidance, the relative selling price method is required to be used in allocating consideration between deliverables and the residual value method will no longer be permitted. This guidance is effective prospectively for revenue arrangements entered into or materially modified in 2011 although early adoption is permitted. A company may elect, but will not be required, to adopt the amendments retrospectively for all prior periods. The Company does not expect this guidance will have a material effect on the Company’s financial statements.

In January 2010, FASB issued ASU No. 2010-06 – Improving Disclosures about Fair Value Measurements. This update provides amendments to Subtopic 820-10 that requires new disclosure as follows: 1) Transfers in and out of Levels 1 and 2. A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number). This update provides amendments to Subtopic 820-10 that clarifies existing disclosures as follows: 1) Level of dis-aggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. A reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities. 2) Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. These disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this ASU will not have a material effect on the Company’s financial statements.

In December 2010, the FASB issued amended guidance related to Business Combinations. The amendments affect any public entity that enters into business combinations that are material on an individual or aggregate basis. The amendments specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company will assess the impact of these amendments on its consolidated financial statements if and when an acquisition occurs.

In December 2010, the FASB issued amended guidance related to intangibles—goodwill and other. The amendments modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance and examples, which require that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company does not believe that this guidance will have a material impact on its consolidated financial statements.

The FASB has issued amended guidance for subsequent events. The amendment removes the requirement for an SEC filer to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of U.S. GAAP. The FASB also clarified that if the financial statements have been revised, then an entity that is not an SEC filer should disclose both the date that the financial statements were issued or available to be issued and the date the revised financial statements were issued or available to be issued. The FASB believes these amendments remove potential conflicts with the SEC's literature. All of the amendments were effective upon issuance (February 24, 2010). The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the 2010 financial statements to conform to the 2011 presentation.